TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessor [line items]
Trade receivables, net impairment losses provision	$ 4,202	$ 3,590	$ 3,171	$ 2,812
Prepayments of impairment	1,608	1,651
Finance lease receivable	835	1,185
More than five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivable	$ 476	$ 685